Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Allowance For Loan Losses [Abstract]
Schedule of the activity in the allowance for loan losses
The activity in the allowance for loan losses for the years ended December 31, 2014, 2013, and 2012 is summarized in the following tables.

	Year ended December 31, 2014
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$14,218	$15,899	$6,855	$14,251	$8,245	$—	$59,468
Charge-offs	3,779	8,003	1,316	3,944	7,738	—	24,780
Recoveries	(1,003)	(7,759)	(12,572)	(2,985)	(2,671)	(7)	(26,997)
Net charge-offs (recoveries)	2,776	244	(11,256)	959	5,067	(7)	(2,217)
(Recovery) Provision	$(723)	(6,847)	(9,459)	1,480	8,223	(7)	(7,333)
Ending balance	$10,719	$8,808	$8,652	$14,772	$11,401	—	$54,352

	Year ended December 31, 2013
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Charge-offs	6,160	1,832	1,791	3,207	6,163	—	19,153
Recoveries	(1,314)	(726)	(9,378)	(6,000)	(2,249)	(2)	(19,669)
Net charge-offs (recoveries)	4,846	1,106	(7,587)	(2,793)	3,914	(2)	(516)
Provision (Recovery)	3,429	5,269	(7,573)	(3,301)	5,593	(2)	3,415
Ending balance	$14,218	$15,899	$6,855	$14,251	$8,245	—	$59,468

	Year ended December 31, 2012
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Charge-offs	26,847	10,454	9,985	8,607	5,375	—	61,268
Recoveries	(1,066)	(783)	(2,979)	(5,559)	(2,555)	—	(12,942)
Net charge-offs	25,781	9,671	7,006	3,048	2,820	—	48,326
Provision (Recovery)	24,466	5,868	(586)	2,115	3,556	—	35,419
Ending balance	$15,635	$11,736	$6,841	$14,759	$6,566	—	$55,537

Schedule of the composition of the allowance for loan losses
The composition of the allowance for loan losses at December 31, 2014 and 2013 was as follows:

	December 31, 2014
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$981	$262	$1,812	$605	$—	$—	$3,660
Collectively evaluated for impairment	9,738	8,546	6,840	14,167	11,401	—	50,692
Total ending allowance balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352
Loan Balance:
Loans individually evaluated for impairment	$19,103	$21,978	$7,690	$24,905	$—	$—	$73,676
Loans collectively evaluated for impairment	837,432	1,047,659	148,114	1,826,470	893,160	3,171	4,756,006
Total ending loan balance	$856,535	$1,069,637	$155,804	$1,851,375	$893,160	$3,171	$4,829,682
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	5.14%	1.19%	23.56%	2.43%	—%	—%	4.97%
Loans collectively evaluated for impairment	1.16%	0.82%	4.62%	0.78%	1.28%	—%	1.07%
Total	1.25%	0.82%	5.55%	0.80%	1.28%	—%	1.13%
Recorded Investment:
Loans individually evaluated for impairment	$19,106	$21,989	$7,687	$24,930	$—	$—	$73,712
Loans collectively evaluated for impairment	840,647	1,051,194	148,512	1,829,931	896,127	3,188	4,769,599
Total ending recorded investment	$859,753	$1,073,183	$156,199	$1,854,861	$896,127	$3,188	$4,843,311

	December 31, 2013
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,268	$5,496	$1,132	$555	$—	$—	$10,451
Collectively evaluated for impairment	10,950	10,403	5,723	13,696	8,245	—	49,017
Total ending allowance balance	$14,218	$15,899	$6,855	$14,251	$8,245	$—	$59,468
Loan Balance:
Loans individually evaluated for impairment	$20,724	$41,816	$15,559	$33,406	$799	$—	$112,304
Loans collectively evaluated for impairment	804,708	1,070,457	140,557	1,766,141	722,934	3,404	4,508,201
Total ending loan balance	$825,432	$1,112,273	$156,116	$1,799,547	$723,733	$3,404	$4,620,505
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%	13.14%	7.28%	1.66%	—%	—%	9.31%
Loans collectively evaluated for impairment	1.36%	0.97%	4.07%	0.78%	1.14%	—%	1.09%
Total	1.72%	1.43%	4.39%	0.79%	1.14%	—%	1.29%
Recorded Investment:
Loans individually evaluated for impairment	$20,727	$41,822	$15,559	$33,408	$799	$—	$112,315
Loans collectively evaluated for impairment	807,784	1,074,216	140,944	1,769,604	725,709	3,427	4,521,684
Total recorded investment	$828,511	$1,116,038	$156,503	$1,803,012	$726,508	$3,427	$4,633,999